Consolidated Statements Of Operations (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Consolidated Statements Of Operations [Abstract]
Net sales	$ 73,339,591	$ 67,506,174	$ 58,588,560
Cost of goods sold	47,048,370	43,746,220	38,747,590
Gross profit	26,291,221	23,759,954	19,840,970
Selling, general and administrative expenses	25,168,893	24,267,614	22,345,311
Royalty income, net	(783,230)	(1,233,607)	(877,809)
Amortization of intangible assets	430,807	587,233	825,399
Impairment of goodwill		5,580,250
Impairment of intangible assets (other than goodwill)			343,590
Income (loss) from operations	1,474,751	(5,441,536)	(2,795,521)
Other income (expense), net:
Interest income	4,659	79,543	831,084
Interest expense	(624,829)	(621,750)	(681,851)
Other, net	1,170	64,726	16,130
Other income (expense), net	(619,000)	(477,481)	165,363
Income (loss) before income taxes	855,751	(5,919,017)	(2,630,158)
Income tax expense (benefit)	398,252	91,290	(705,659)
Net income (loss)	457,499	(6,010,307)	(1,924,499)
Net loss attributable to noncontrolling interest	(208,817)	(277,382)
Net income (loss) attributable to Optical Cable Corporation	$ 666,316	$ (5,732,925)	$ (1,924,499)
Net income (loss) per share attributable to Optical Cable Corporation:
Basic and diluted	$ 0.11	$ (0.95)	$ (0.34)
Cash dividends declared per common share	$ 0.04	$ 0.01